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T. Rowe Price Balanced Fund, Inc.
T. ROWE PRICE Balanced Fund Investor Class I Class SUMMARY
Investment Objective(s)
The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Balanced Fund, Inc. - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Balanced Fund, Inc.		Investor Class	I Class
Management fees		0.44%	0.44%
Distribution and service (12b-1) fees
Other expenses		0.14%	0.02%
Acquired fund fees and expenses		0.03%	0.03%
Total annual fund operating expenses	[1]	0.61%	0.49%
Fee waiver/expense reimbursement	[2]	(0.03%)	(0.03%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.58%	0.46%
[1]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.
[2]	T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Balanced Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	59	185	322	723
I Class	47	147	256	576

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 53.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities. The fund invests at least 25% of its total assets in fixed income senior securities and may invest up to 35% of its total assets in foreign securities.

When deciding upon overall allocations between stocks and fixed income securities, the portfolio manager may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the portfolio manager may favor stocks. The fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings by established credit rating agencies) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the portfolio manager’s outlook for interest rates.

When selecting particular stocks, the portfolio manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon T. Rowe Price’s proprietary stock research expertise. While the fund maintains a well-diversified portfolio, its portfolio manager may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield “junk” bonds, mortgage- and asset-backed securities, international bonds, and emerging markets bonds), T. Rowe Price weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk.

Prepayments and extensions Underlying funds that invest in mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the underlying fund’s portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
BALANCED FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/19	9.54%	Worst Quarter	9/30/11	-10.32%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Balanced Fund, Inc.		1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class		20.74%	7.63%	8.97%			Dec. 31, 1939
Investor Class | Returns after taxes on distributions		19.56%	6.03%	7.55%			Dec. 31, 1939
Investor Class | Returns after taxes on distributions and sale of fund shares		12.75%	5.61%	6.93%			Dec. 31, 1939
I Class		20.94%			9.56%		Dec. 17, 2015
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)		19.03%	6.75%	7.72%	9.00%	[1]	Dec. 17, 2015
Combined Index Portfolio Net (reflects no deduction for fees or expenses)	[2]	21.54%	7.65%	8.84%	9.37%	[1]	Dec. 17, 2015
Lipper Balanced Funds Index		19.58%	6.78%	8.14%	8.60%	[1]	Dec. 17, 2015
[1]	Return since 12/17/15.
[2]	Combined Index Portfolio Net is an unmanaged blended benchmark that from 5/1/08 through 4/30/11, was composed of 52% domestic stocks (S&P 500 Index), 35% bonds (Bloomberg Barclays U.S. Aggregate Index), and 13% international stocks (MSCI EAFE Index Net). From 5/1/11 through 7/31/12, the blended benchmark was composed of 51.35%-46.14% domestic stocks (S&P 500 Index), 35% bonds (Bloomberg Barclays U.S. Aggregate Index), and 13.65%-18.86% international stocks (MSCI EAFE Index Net). Since 8/1/12, the blended benchmark has been composed of 45.5% domestic stocks (S&P 500 Index), 35% bonds (Bloomberg Barclays U.S. Aggregate Index), and 19.5% international stocks (MSCI EAFE Index Net). The indices and percentages may vary over time.

Updated performance information is available through troweprice.com.